[Letterhead of Mutual of America Life Insurance Company]

April 30, 2002

via EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Mutual of America Separate Account No. 3
     Registration Statement on Form S-6 (File No. 333-83413)
     Certification pursuant to Rule 497(j) of the Securities Act of 1933
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Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(b) would not have differed from that contained in the most recent amendment to registration statement, filed on April 19, 2002, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/  Deborah Swinford Becker

Deborah Swinford Becker
Senior Vice President and
Associate General Counsel